BNY Mellon Intermediate Bond Fund
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.8%
Aerospace & Defense — .6%
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	2,375,000	2,448,642
Airlines — 1.3%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,605,102	2,568,558
Delta Air Lines Pass-Through Trust, Ser. 2020-1, Cl. AA	2.00	6/10/2028	2,804,121	2,693,843
				5,262,401
Automobiles & Components — 1.6%
General Motors Financial Co., Inc., Gtd. Notes	5.60	6/18/2031	3,200,000	3,340,757
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.55	11/20/2030	3,250,000	3,454,902
				6,795,659
Banks — 14.0%
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	4,500,000	4,734,394
Bank of Montreal, Sr. Unscd. Notes	5.27	12/11/2026	3,050,000	3,091,689
Barclays PLC, Sub. Notes	4.84	5/9/2028	3,800,000	3,824,649
Citigroup, Inc., Sr. Unscd. Notes	4.41	3/31/2031	4,625,000	4,641,521
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.25	3/5/2031	2,500,000	2,564,030
Cooperatieve Rabobank UA, Gtd. Notes	3.75	7/21/2026	3,685,000	3,672,083
Credit Agricole SA, Sr. Notes(a)	6.32	10/3/2029	2,245,000	2,367,419
Deutsche Bank AG, Sr. Notes	5.00	9/11/2030	2,750,000	2,797,703
HSBC Holdings PLC, Sr. Unscd. Notes	2.87	11/22/2032	3,460,000	3,151,963
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(b)	6.50	4/1/2030	3,935,000	4,068,145
National Bank of Canada, Gtd. Notes	5.60	12/18/2028	1,670,000	1,745,721
NatWest Group PLC, Sr. Unscd. Notes	4.96	8/15/2030	2,375,000	2,431,231
Royal Bank of Canada, Sr. Unscd. Notes	4.31	11/3/2031	3,355,000	3,353,637
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	3,000,000	3,366,416
Societe Generale SA, Sr. Notes(a)	6.69	1/10/2034	2,775,000	3,038,892
Standard Chartered PLC, Sr. Unscd. Notes(a)	7.77	11/16/2028	2,830,000	3,019,713
The Goldman Sachs Group, Inc., Sr. Unscd. Notes(c)	4.69	10/23/2030	3,500,000	3,558,284
Wells Fargo & Co., Sr. Unscd. Notes(c)	5.24	1/24/2031	2,540,000	2,640,127
				58,067,617
Beverage Products — .8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.75	1/23/2029	3,225,000	3,298,517
Diversified Financials — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.63	9/10/2029	3,590,000	3,634,735
Air Lease Corp., Sr. Unscd. Notes	5.10	3/1/2029	2,750,000	2,794,148
American Express Co., Sr. Unscd. Notes	5.10	2/16/2028	1,345,000	1,362,410
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2027	1,250,000	1,220,694
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	1,725,000	1,646,885
CDP Financial, Inc., Gtd. Notes(a)	4.88	6/5/2029	1,350,000	1,402,445
Ontario Teachers’ Finance Trust, Gtd. Notes(a)	2.00	4/16/2031	1,670,000	1,518,681
Ontario Teachers’ Finance Trust, Gtd. Notes(a)	4.63	4/10/2029	1,350,000	1,390,306
				14,970,304
Energy — 1.2%
Coterra Energy Operating Co., Sr. Unscd. Notes	4.38	3/15/2029	3,000,000	2,902,497
ONEOK, Inc., Gtd. Notes	4.00	7/13/2027	2,250,000	2,247,468
				5,149,965
Food Products — .7%
Kraft Heinz Foods Co., Gtd. Notes(c)	5.20	3/15/2032	2,750,000	2,840,527

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.8% (continued)
Foreign Governmental — .6%
British Columbia, Sr. Unscd. Notes	4.20	7/6/2033	825,000	828,748
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(a)	1.38	2/10/2031	1,670,000	1,473,989
				2,302,737
Health Care — 5.1%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	3,925,000	3,808,226
Amgen, Inc., Sr. Unscd. Notes	2.20	2/21/2027	2,900,000	2,837,220
Astrazeneca Finance LLC, Gtd. Notes	1.20	5/28/2026	2,600,000	2,566,702
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	3,000,000	3,008,728
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes(c)	4.75	5/19/2033	2,820,000	2,876,026
Takeda Pharmaceutical Co., Ltd., Sr. Unscd. Notes	5.30	7/5/2034	3,150,000	3,272,439
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	2,735,000	2,819,163
				21,188,504
Industrial — 1.3%
Caterpillar Financial Services Corp., Sr. Unscd. Notes	0.90	3/2/2026	2,130,000	2,113,138
John Deere Capital Corp., Sr. Unscd. Notes	1.05	6/17/2026	3,500,000	3,446,518
				5,559,656
Information Technology — 3.0%
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	3,400,000	3,290,686
Oracle Corp., Sr. Unscd. Notes	4.70	9/27/2034	3,390,000	3,213,048
Paychex, Inc., Sr. Unscd. Notes	5.35	4/15/2032	2,985,000	3,105,354
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	2,550,000	2,616,825
				12,225,913
Media — .7%
Comcast Corp., Gtd. Notes(c)	3.40	4/1/2030	3,045,000	2,953,235
Municipal Securities — 2.8%
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.05	1/1/2026	2,500,000	2,493,906
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	1.75	3/15/2028	4,155,000	3,978,618
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	1.71	7/1/2027	5,315,000	5,146,014
				11,618,538
Retailing — .8%
The Home Depot, Inc., Sr. Unscd. Notes	4.85	6/25/2031	3,355,000	3,479,453
Semiconductors & Semiconductor Equipment — 1.3%
Broadcom, Inc., Sr. Unscd. Notes(a)	4.00	4/15/2029	3,325,000	3,321,239
Foundry JV Holdco LLC, Sr. Scd. Notes(a)	5.88	1/25/2034	2,000,000	2,075,340
				5,396,579
Telecommunication Services — 3.9%
AT&T, Inc., Sr. Unscd. Notes	4.30	2/15/2030	4,250,000	4,274,734
Cisco Systems, Inc., Sr. Unscd. Notes	4.95	2/26/2031	3,200,000	3,329,851
Motorola Solutions, Inc., Sr. Unscd. Notes	4.60	5/23/2029	2,420,000	2,451,173
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	4,000,000	3,941,058
Verizon Communications, Inc., Sr. Unscd. Notes	4.50	8/10/2033	2,165,000	2,147,608
				16,144,424
U.S. Government Agencies Collateralized Mortgage Obligations — .5%
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. UP(d)	2.50	5/25/2028	2,103,566	2,074,764
U.S. Government Agencies Collateralized Municipal-Backed Securities — .5%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	2,395,231	2,051,198
U.S. Government Agencies Mortgage-Backed — 1.3%
Federal Home Loan Mortgage Corp.:
3.50%, 6/1/2035(d)			3,372,061	3,329,784
4.50%, 2/1/2034(d)			91,377	92,896

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.8% (continued)
U.S. Government Agencies Mortgage-Backed — 1.3% (continued)
Federal National Mortgage Association:
2.91%, 4/1/26(d)			2,000,000	1,986,546
				5,409,226
U.S. Government Agencies Obligations — 7.0%
Federal Farm Credit Banks Funding Corp., Bonds	4.70	3/5/2029	4,035,000	4,042,612
Federal Farm Credit Banks Funding Corp., Bonds	5.00	7/7/2032	4,320,000	4,334,407
Federal Home Loan Banks, Bonds	5.00	6/18/2029	1,650,000	1,657,393
Federal Home Loan Banks, Bonds	5.00	4/21/2032	6,565,000	6,569,532
Federal Home Loan Banks, Bonds, Ser. 1	3.00	3/25/2027	6,800,000	6,741,684
Federal Home Loan Mortgage Corp., Notes(d)	5.00	1/14/2030	5,750,000	5,754,181
				29,099,809
U.S. Treasury Securities — 45.6%
U.S. Treasury Notes	1.63	8/15/2029	2,500,000	2,338,086
U.S. Treasury Notes(c)	3.38	9/15/2027	5,000,000	4,987,598
U.S. Treasury Notes	3.38	5/15/2033	5,000,000	4,854,297
U.S. Treasury Notes	3.50	4/30/2028	2,500,000	2,500,732
U.S. Treasury Notes(c)	3.50	9/30/2029	2,255,000	2,251,256
U.S. Treasury Notes(c)	3.63	8/31/2029	9,750,000	9,776,851
U.S. Treasury Notes(c)	3.63	8/31/2030	9,000,000	9,010,547
U.S. Treasury Notes	3.75	8/31/2031	11,250,000	11,291,309
U.S. Treasury Notes	3.88	3/15/2028	2,250,000	2,269,424
U.S. Treasury Notes	3.88	12/31/2029	8,740,000	8,842,593
U.S. Treasury Notes	3.88	4/30/2030	4,000,000	4,048,672
U.S. Treasury Notes	3.88	7/31/2030	2,250,000	2,277,246
U.S. Treasury Notes	3.88	8/15/2034	16,000,000	15,937,813
U.S. Treasury Notes	4.00	2/29/2028	7,000,000	7,076,289
U.S. Treasury Notes	4.00	7/31/2029	5,215,000	5,296,994
U.S. Treasury Notes	4.13	11/15/2027	7,750,000	7,839,912
U.S. Treasury Notes	4.13	7/31/2028	11,250,000	11,432,153
U.S. Treasury Notes	4.13	7/31/2031	14,000,000	14,322,656
U.S. Treasury Notes	4.13	5/31/2032	2,000,000	2,043,164
U.S. Treasury Notes	4.25	1/15/2028	6,250,000	6,345,337
U.S. Treasury Notes	4.25	5/15/2035	6,750,000	6,890,801
U.S. Treasury Notes	4.38	8/31/2028	17,500,000	17,901,611
U.S. Treasury Notes	4.38	5/15/2034	15,000,000	15,511,230
U.S. Treasury Notes	4.50	11/15/2033	8,250,000	8,612,065
U.S. Treasury Notes	4.63	9/30/2030	5,500,000	5,746,855
				189,405,491
Utilities — .6%
Black Hills Corp., Sr. Unscd. Notes	3.05	10/15/2029	2,750,000	2,618,731
Total Bonds and Notes (cost $408,116,816)				410,361,890

	1-Day Yield (%)	Shares
Investment Companies — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,173,785)	4.15	2,173,785	2,173,785

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $330,630)	4.15	330,630	330,630
Total Investments (cost $410,621,231)		99.4%	412,866,305
Cash and Receivables (Net)		.6%	2,470,386
Net Assets		100.0%	415,336,691

REMIC—Real Estate Mortgage Investment Conduit

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, these securities amounted to $19,608,024 or 4.7% of net assets.

(b)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(c)
Security, or portion thereof, on loan. At November 30, 2025, the value of the fund’s securities on loan was $35,524,203 and the value of the collateral was
$36,484,078, consisting of cash collateral of $330,630 and U.S. Government & Agency securities valued at $36,153,448.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Intermediate Bond Fund
November 30, 2025 (Unaudited)
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	168,400,127	—	168,400,127
Foreign Governmental	—	2,302,737	—	2,302,737
Municipal Securities	—	11,618,538	—	11,618,538
U.S. Government Agencies Collateralized Mortgage Obligations	—	2,074,764	—	2,074,764
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	2,051,198	—	2,051,198
U.S. Government Agencies Obligations	—	29,099,809	—	29,099,809
U.S. Government Agencies Mortgage-Backed	—	5,409,226	—	5,409,226
U.S. Treasury Securities	—	189,405,491	—	189,405,491
Investment Companies	2,504,415	—	—	2,504,415
	2,504,415	410,361,890	—	412,866,305

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2025, accumulated net unrealized appreciation on investments was $2,245,074, consisting of $4,496,723 gross unrealized appreciation and $2,251,649 gross unrealized depreciation.
At November 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.